Nature of Business and Organization (Detail)			1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 05, 2017	Mar. 20, 2014 USD ($)	Jan. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Reverse stock split of outstanding common shares	0.0333
Accumulated deficit				$ (105,869,259)		$ (99,273,861)	$ (90,803,200)
Proceeds from the issuance of common stock, net		$ 9,700,000	$ 25,000,000	$ 24,989,257	$ 0	$ 0	$ 3,000,000	$ 9,743,486